Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of profit or loss
Revenues	$ 674,089	$ 668,637	$ 618,344
Net pool allocation		(4,264)	17,818
Voyage expenses and commissions	(21,883)	(23,772)	(20,374)
Vessel operating and supervision costs	(148,235)	(139,662)	(128,084)
Depreciation	(177,213)	(168,041)	(153,193)
Impairment loss on vessels	(28,627)	(162,149)
Loss on disposal of non-current assets	(572)
General and administrative expenses	(47,249)	(47,385)	(41,993)
Profit from operations	250,310	123,364	292,518
Financial costs	(165,281)	(190,481)	(166,627)
Financial income	726	5,318	4,784
Loss on derivatives	(84,658)	(55,441)	(6,077)
Share of profit of associates	2,192	1,627	1,800
Total other expenses, net	(247,021)	(238,977)	(166,120)
Profit/(loss) for the year	3,289	(115,613)	126,398
Attributable to:
Owners of the Group	(44,948)	(100,661)	47,683
Non-controlling interests	$ 48,237	$ (14,952)	$ 78,715
Earnings/(loss) per share-basic and diluted
Earnings/(loss) per share - basic	$ (0.63)	$ (1.37)	$ 0.47
Earnings/(loss) per share - diluted	$ (0.63)	$ (1.37)	$ 0.46